UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-09891

Dreyfus Opportunity Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	09/30
Date of reporting period:	12/31/16

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Natural Resources Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Natural Resources Fund
December 31, 2016 (Unaudited)

Common Stocks - 96.9%	Shares		Value ($)
Energy Services - 13.2%
Baker Hughes	80,203		5,210,789
Calfrac Well Services	723,988	[a]	2,566,702
Flotek Industries	417,506	[a,b]	3,920,381
Halliburton	158,175		8,555,686
Newpark Resources	483,875	[a]	3,629,063
Schlumberger	108,906		9,142,659
Superior Energy Services	386,724		6,527,901
			39,553,181
Food Products - 4.7%
Archer-Daniels-Midland	244,733		11,172,061
Bunge	41,463		2,995,287
			14,167,348
Forest Products & Other - 8.6%
Fibria Celulose, ADR	521,627	[b]	5,012,835
International Paper	136,050		7,218,813
Packaging Corporation of America	74,134		6,288,046
Vulcan Materials	58,204		7,284,231
			25,803,925
Industrials - .7%
Vestas Wind Systems	33,355		2,167,780
Integrated Energy - 12.8%
Galp Energia	596,015		8,902,769
LUKOIL, ADR	117,158		6,572,564
Reliance Industries, GDR	164,101	[c]	5,177,387
Rosneft Oil, GDR	567,573		3,689,224
Statoil	423,982		7,777,189
Valero Energy	93,328		6,376,169
			38,495,302
Metals & Mining - 23.2%
Arch Coal, Cl. A	40,524	[a,b]	3,162,898
Cliffs Natural Resources	763,492	[a,b]	6,420,968
Freeport-McMoRan	531,805	[a,b]	7,014,508
Glencore	4,380,742	[a]	14,973,735
Nucor	97,597		5,808,973
Rio Tinto	244,733		10,579,058

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 96.9% (continued)	Shares		Value ($)
Metals & Mining - 23.2% (continued)
Steel Dynamics	256,648		9,131,536
Teck Resources, Cl. B	213,724		4,277,186
Vale, ADR	1,090,258	[b]	8,307,766
			69,676,628
Natural Gas-E&P - 6.2%
Cabot Oil & Gas	256,951		6,002,375
EOG Resources	89,457		9,044,103
Gaztransport Et Technigaz	85,073		3,680,156
			18,726,634
Oil-E&P - 9.1%
Anadarko Petroleum	108,254		7,548,551
Continental Resources	114,641	[a]	5,908,597
Gran Tierra Energy	929,042	[a]	2,809,303
Petroleo Brasileiro, ADR	517,818	[a]	4,561,977
Pioneer Natural Resources	36,509		6,574,176
			27,402,604
Precious Metals - 5.7%
Newcrest Mining	412,083		6,021,953
Newmont Mining	323,996		11,038,544
			17,060,497
Seed & Fertilizer - 12.7%
Agrium	93,456		9,393,976
K+S	196,563		4,694,851
Monsanto	73,161		7,697,269
Mosaic	142,629	[b]	4,183,309
OCI	264,670	[a]	4,619,285
Yara International	188,408		7,418,196
			38,006,886
Total Common Stocks (cost $247,697,009)			291,060,785
Preferred Stocks - 2.1%
Metals & Mining - 2.1%
Gerdau
(cost $6,459,537)	1,875,300		6,222,767
Other Investment - 1.2%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $3,525,047)	3,525,047	[d]	3,525,047

Investment of Cash Collateral for Securities Loaned - 7.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares
(cost $21,995,385)	21,995,385 [d]	21,995,385
Total Investments (cost $279,676,978)	107.5%	322,803,984
Liabilities, Less Cash and Receivables	(7.5%)	(22,496,887)
Net Assets	100.0%	300,307,097
ADR—American Depository Receipt
GDR—Global Depository Receipt

[a] Non-income producing security.
[b] Security, or portion thereof, on loan. At December 31, 2016, the value of the fund’s securities on loan was $27,948,500 and the value of the collateral held by the fund was $29,349,054, consisting of cash collateral of $21,995,385 and U.S. Government &
Agency securities valued at $7,353,669.
[c] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, these securities were valued at $5,177,387 or 1.72% of net assets.
[d] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Metals & Mining	25.3
Energy Services	13.2
Integrated Energy	12.8
Seed & Fertilizer	12.7
Oil-E&P	9.1
Forest Products & Other	8.6
Money Market Investments	8.5
Natural Gas-E&P	6.2
Precious Metals	5.7
Food Products	4.7
Industrials	.7
107.5

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Natural Resources Fund
December 31, 2016 (Unaudited)

The following is a summary of the inputs used as of December 31, 2016 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common
Stocks†	167,856,892	-	- 167,856,892
Equity Securities - Foreign Common
Stocks†	123,203,893	-	- 123,203,893
Equity Securities - Foreign Preferred
Stocks†	6,222,767	-	-	6,222,767
Registered Investment Companies	25,520,432	-	-	25,520,432
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange
Contracts††	-	(24)	-	(24)

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative
GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.
Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the
Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the
Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures.
Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-
counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default

NOTES

probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.
Forward contracts are valued at the forward rate and are generally categorized within
Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or
U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting
Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of
Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at December 31, 2016 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.
The fund is also exposed to credit risk associated with counterparty nonperformance on

NOTES

these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Forward Foreign
Currency
Exchange	Foreign Currency	Cost		Unrealized
Contracts	Amounts	($)	Value ($)	(Depreciation)($)
Purchases:
JP Morgan Chase Bank
Euro,
Expiring
1/3/2017	69,164	72,830	72,806	(24)
Gross Unrealized Depreciation				(24)

At December 31, 2016, accumulated net unrealized appreciation on investments was $43,127,006, consisting of $46,101,731 gross unrealized appreciation and $2,974,725 gross unrealized depreciation.

At December 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Opportunity Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 14, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    February 14, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)